Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (165,456)	$ 1,180,159
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Stock issued for services	102,700	0
Depreciation of music inventory	814	1,238
Income from derivative liability	(905,940)	(1,911,637)
Amortization of debt discounts	111,141	70,629
Default interest added to notes principal balance	67,188	0
Changes in operating assets and liabilities:
Accounts payable	26,410	15,259
Accrued interest payable on notes payable	359,539	291,344
Accrued consulting fees	240,000	219,700
Net Cash Used by Operating Activities	(163,604)	(133,308)
CASH FLOWS FROM INVESTING ACTIVITIES:
Music inventory	(620)	0
Trademark costs	(800)	0
Payments from loans receivable, related party	(6,990)	(28,247)
Net Cash Used by Investing Activities	(8,410)	(28,247)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	43	46
Proceeds from standby equity agreement	55,732	0
Proceeds from notes payable	124,696	155,935
Repayments of notes payable to related parties	(8,457)	(29,500)
Proceeds from notes payable to related parties	0	34,721
Net Cash Provided by Financing Activities	172,014	161,202
NET DECREASE IN CASH AND CASH EQUIVALENTS	0	(353)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0	353
CASH AND CASH EQUIVALENTS, END OF PERIOD	0	0
Cash Payments For:
Interest	0	0
Income taxes	0	0
Non-cash investing and financing activities:
Issuance of stock and promissory note for investment in acquisition	0	6,200,000
Initial derivative liability charged to debt discounts	76,055	61,100
Conversion of debt and accrued interest into common stock	$ 350,472	$ 147,507